SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies [Abstract]
Description of annual franchise tax known as the Texas margin tax	the Texas margin tax, which is equal to 0.75% of the lesser of: (a) 70% of a taxable entity's revenue in Texas; and (b) 100% of total revenue in Texas less, at the election of the taxpayer: (i) cost of goods sold; or (ii) compensation.